Debt (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Debt Instrument [Line Items]
Debt
Debt
The following summarizes debt outstanding:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,335	$1,335	$1,180	$1,180
11.75% senior notes due 2017	41	44	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	782	750	755
6.25% senior notes due November 2019	1,800	1,834	1,800	1,802
8.625% senior notes due 2020	1,300	1,433	1,300	1,414
7.75% senior notes due 2021	1,000	1,069	1,000	1,061
Less current maturities	—	—	—	—
	6,240	$6,512	6,085	$6,271
Unamortized discount	(46)		(47)
Total debt, net of discount	$6,194		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.
Credit Facility
The Company’s Fifth Amended and Restated Credit Agreement (“Credit Facility”) provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. At March 31, 2013, the Credit Facility had a borrowing base of $4.5 billion with a maximum commitment amount of $3.0 billion.  The maturity date is April 2017. At March 31, 2013, the borrowing capacity under the Credit Facility was approximately $1.7 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
On April 24, 2013, the Company entered into a new Amended and Restated Credit Agreement increasing the maximum commitment amount from $3.0 billion to $4.0 billion and extending the maturity date from April 2017 to April 2018. The borrowing base remains unchanged at $4.5 billion and does not include any assets to be acquired in the pending transaction with Berry. The amended and restated agreement is substantially similar to the previous Credit Facility with revisions to permit the transactions related to the acquisition of Berry and to designate Berry as an unrestricted subsidiary under the agreement. When considering the increased maximum commitment amount, borrowing capacity was approximately $2.7 billion at March 31, 2013, not including any proceeds to be received from the pending Panther sale.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. On March 22, 2013, the Company filed a registration statement on Form S-4 to register exchange notes that are substantially similar to the November 2019 Senior Notes.  As of April 25, 2013, the registration statement has not been declared effective. The deadline for registration has passed and the Company will be required to pay additional interest which is expected to be less than $1 million.
Senior Notes Due May 2019
The Company has $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. In an exchange offer that expired in October 2012, the Company exchanged all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes. The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, the restrictive legends from each of the 2010 Issued Senior Notes have been removed making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2017 and Senior Notes Due 2018
The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with tender offers in 2011, the indentures have been amended and most of the covenants and certain default provisions have been eliminated. The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.

Debt
The following summarizes debt outstanding:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,435	$1,435	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	730	750	755
6.25% senior notes due November 2019	1,800	1,708	1,800	1,802
8.625% senior notes due 2020	1,300	1,362	1,300	1,414
7.75% senior notes due 2021	1,000	999	1,000	1,061
Less current maturities	—	—	—	—
	6,299	$6,249	6,085	$6,271
Unamortized discount	(43)		(47)
Total debt, net of discount	$6,256		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.
Credit Facility
In April 2013, the Company entered into a Sixth Amended and Restated Credit Agreement (“Credit Facility”), which provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount of $4.0 billion. The borrowing base remained unchanged at $4.5 billion and does not include any assets to be acquired in the pending transaction with Berry (see Note 2). The maturity date is April 2018. The amended and restated agreement is substantially similar to the previous Credit Facility with revisions to permit the transactions related to the acquisition of Berry and to designate Berry as an unrestricted subsidiary under the agreement. At June 30, 2013, the borrowing capacity under the Credit Facility was approximately $2.6 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as once annually upon requested interim redetermination by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and 2018 Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. On March 22, 2013, the Company filed a registration statement on Form S-4 to register exchange notes that are substantially similar to the November 2019 Senior Notes. As of August 8, 2013, the registration statement has not been declared effective and due to the pending SEC inquiry (see Note 16), the timing for the registration statement to be declared effective is uncertain. Accordingly, beginning on April 8, 2013, interest accruing on the November 2019 Senior Notes increased by 0.25%, and will increase by an additional 0.25% on the 90th, 180th and 270th day after such date until such registration statement is declared effective and the Company completes an offer to exchange the November 2019 Senior Notes for registered notes. Such additional interest is expected to be approximately $4 million through October 2013 and will continue to increase until the registration statement is declared effective.
Senior Notes Due May 2019
The Company has $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. In an exchange offer that expired in October 2012, the Company exchanged all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes. The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, the restrictive legends from each of the 2010 Issued Senior Notes have been removed making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2018
At June 30, 2013, the Company also had $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes”). The indenture related to the 2018 Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offer in 2011, the indenture was amended and most of the covenants and certain default provisions were eliminated. The amendment became effective upon the execution of the supplemental indenture to the indenture governing the 2018 Senior Notes. In accordance with the provisions of the indenture related to the 2018 Senior Notes, in July 2013, the Company redeemed the remaining outstanding principal amount of $14 million.
Redemption of Senior Notes Due 2017
In accordance with the provisions of the indenture related to the Company’s 11.75% senior notes due 2017 (the “2017 Senior Notes”), in June 2013, the Company redeemed the remaining outstanding principal amount of $41 million. In connection with the redemption, the Company recorded a loss on extinguishment of debt of approximately $4 million.

Debt
The following summarizes debt outstanding:

	September 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,705	$1,705	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	—	—	14	15
6.50% senior notes due May 2019	750	717	750	755
6.25% senior notes due November 2019	1,800	1,692	1,800	1,802
8.625% senior notes due 2020	1,300	1,347	1,300	1,414
7.75% senior notes due 2021	1,000	1,001	1,000	1,061
Less current maturities	—	—	—	—
	6,555	$6,462	6,085	$6,271
Unamortized discount	(42)		(47)
Total debt, net of discount	$6,513		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.93% and 1.97% at September 30, 2013, and December 31, 2012, respectively.
Credit Facility
In April 2013, the Company entered into a Sixth Amended and Restated Credit Agreement (“Credit Facility”), which provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount of $4.0 billion. The borrowing base remained unchanged at $4.5 billion and does not include any assets to be acquired in the pending transaction with Berry (see Note 2). The maturity date is April 2018. The amended and restated agreement is substantially similar to the previous Credit Facility with revisions to permit the transactions related to the acquisition of Berry and to designate Berry as an unrestricted subsidiary under the agreement. At September 30, 2013, the borrowing capacity under the Credit Facility was approximately $2.3 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as once annually upon requested interim redetermination by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and 2018 Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. On March 22, 2013, the Company filed a registration statement on Form S-4 to register exchange notes that are substantially similar to the November 2019 Senior Notes. As of October 28, 2013, the registration statement has not been declared effective and due to the pending SEC inquiry (see Note 16), the timing for the registration statement to be declared effective is uncertain. Accordingly, beginning on April 8, 2013, interest accruing on the November 2019 Senior Notes increased by 0.25%, and will increase by an additional 0.25% on the 90th, 180th and 270th day after such date until such registration statement is declared effective and the Company completes an offer to exchange the November 2019 Senior Notes for registered notes. Such additional interest is expected to be approximately $7 million through December 2013 and will continue to increase until the registration statement is declared effective.
Senior Notes Due May 2019
The Company has $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. In an exchange offer that expired in October 2012, the Company exchanged all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes. The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, the restrictive legends from each of the 2010 Issued Senior Notes have been removed making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Redemptions of Senior Notes Due 2017 and Senior Notes Due 2018
In accordance with the provisions of the indentures related to the Company’s 11.75% senior notes due 2017 (the “2017 Senior Notes”) and 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”), in June 2013 and July 2013, the Company redeemed the remaining outstanding principal amounts of approximately $41 million and $14 million, respectively. In connection with the redemptions of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $5 million for the nine months ended September 30, 2013.

Debt
The following summarizes debt outstanding:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,180	$1,180	$940	$940
11.75% senior notes due 2017	41	44	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	755	750	742
6.25% senior notes due November 2019	1,800	1,802	—	—
8.625% senior notes due 2020	1,300	1,414	1,300	1,406
7.75% senior notes due 2021	1,000	1,061	1,000	1,036
Less current maturities	—	—	—	—
	6,085	$6,271	4,045	$4,186
Unamortized discount	(47)		(51)
Total debt, net of discount	$6,038		$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.
Credit Facility
The Company’s Fifth Amended and Restated Credit Agreement (“Credit Facility”) provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. The Credit Facility has a borrowing base of $4.5 billion with a maximum commitment amount of $3.0 billion. The maturity date is April 2017. At December 31, 2012, the borrowing capacity under the Credit Facility was approximately $1.8 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
During 2012, in connection with amendments to its Credit Facility, the Company incurred financing fees and expenses of approximately $12 million, which will be amortized over the life of the Credit Facility. Such amortized expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the Securities and Exchange Commission (“SEC”) and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the November 2019 Senior Notes. If the Company fails to satisfy these obligations, the Company may be required to pay additional interest to holders of the November 2019 Senior Notes under certain circumstances.
Senior Notes Due May 2019
On May 13, 2011, the Company issued $750 million in aggregate principal amount of 6.5% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. On May 8, 2012, the Company filed a registration statement on Form S-4 to register exchange notes that are also substantially similar to the November 2019 Senior Notes. On September 24, 2012, the registration statement was declared effective and the Company commenced an offer to exchange any and all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes.
The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes. The exchange offer expired on October 23, 2012. Pursuant to the terms of the registration rights agreement entered into in connection with the May 2019 Senior Notes, the Company agreed to use its reasonable efforts to cause the registration statement relating to the new May 2019 Senior Notes to become effective within 400 days after the notes were issued. The effective date of the registration statement was past the deadline in the registration rights agreement, and therefore, the Company was required to pay additional interest of approximately $850,000 to holders of the May 2019 Senior Notes in November 2012.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, in 2011, the Company caused the trustee to remove the restrictive legends from each of the 2010 Issued Senior Notes making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2017 and Senior Notes Due 2018
The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offers in 2011, the indentures were amended and most of the covenants and certain default provisions were eliminated. The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.
In March 2011 and June 2011, in accordance with the indentures related to the Original Senior Notes, the Company redeemed and also repurchased through cash tender offers, a portion of the Original Senior Notes. In connection with the redemptions and cash tender offers of a portion of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $95 million for the year ended December 31, 2011.